Costs and expenses by nature: (Tables)	12 Months Ended
Dec. 31, 2021
Costs and expenses by nature:
Schedule of general and administrative expense

	Year ended December 31,
	2019		2020		2021
Short term benefits	Ps.	1,199,217	Ps.	1,039,883	Ps.	1,167,302
Electric power		474,719		382,026		419,909
Maintenance and conservation		699,557		447,884		611,274
Professional fees		308,740		251,621		225,321
Insurance and bonds		225,252		127,750		227,342
Surveillance services		325,613		275,206		294,807
Cleaning services		232,219		207,599		209,447
Technical assistance (Note 15.4)		404,086		175,615		391,698
Right of use of assets under concession (DUAC) (1)		986,850		535,379		948,062
Amortization and depreciation of intangible assets, furniture and equipment		1,836,897		1,934,766		1,993,342
Consumption of commercial items		323,899		169,298		333,192
Construction services (Note 3.1.3)		1,236,193		3,657,086		3,146,166
Termination benefits (Note 17.17)		1,922		2,382		2,866
Employees’ statutory profit sharing		10,250		3,115		84,670
Impairment of accounts receivable (Note 6)		12,127		154,417		9,331
Other		267,521		143,409		62,258

Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	Ps.	8,545,062	Ps.	9,507,436	Ps.	10,126,987
(1)

As of December 31, 2019, 2020 and 2021, respectively, Ps.484,402, Ps.254,337 and Ps.476,536, respectively, correspond to the consideration paid for the concessions in Mexico, equivalent to 5% of the gross profits of each concession. Ps.361,029, Ps.149,602 and Ps.308,638 correspond to the consideration of the Airplan concession equivalent to 19% of gross profits. Ps.141,419, Ps.131,440 and Ps.162,888, for the consideration of the Aerostar concession at 5% of the airport’s gross profits.